ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of estimated useful lives

Years of estimated useful life
Machinery and equipment	3 – 10 years
Other fixtures, fittings and tools	3 – 15 years

Disclosure of standards and amendments

Standards and Amendments			Mandatory application: annual periods beginning on or after
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:		1 January 2026

	●	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

	●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

	●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

	●	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

Standards and Amendments		Mandatory application: annual periods beginning on or after
IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	1 January 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.	1 January 2027

Translation to a Hyperinflationary Presentation Currency - Amendments to IAS 21

Issued in November 2025, Translation to a Hyperinflationary Presentation Currency amends IAS 21 The Effects of Changes in Foreign Exchange Rates to introduce translation requirements for entities translating their financial statements, or the results and financial position of a foreign operation, from a functional currency that is the currency of a non-hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy.

1 January 2027

Annual Improvements Volume 11 (issued on 18 July 2024)	Issued by the IASB on 18 July 2024, Annual Improvements to IFRS Accounting Standards—Volume 11 consists of narrow-scope amendments and clarifications to five IFRS standards.	1 January 2026